Employment benefit plan	12 Months Ended
Mar. 31, 2026
Disclosure of defined benefit plans [abstract]
Employment benefit plan

34. Employment benefit plan

	March 31,
	2025	2026
Defined benefit obligation	87,180	126,358
Liability for compensated absences	41,200	63,376
Total liability	128,380	189,734

Current	62,550	86,011
Non Current	65,830	103,723
Total	128,380	189,734
Net Unfunded liability	87,180	126,358

The Group’s gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2025	2026
Present value of obligation at beginning of year	76,876	99,657
On account of business combination	15,833	-
Interest cost	5,543	6,209
Current service cost	12,563	14,245
Past service cost	-	27,099
Remeasurement (gain)/loss on obligation	-	-
-economic assumptions	1,641	(2,592)
-demographic assumptions	448	(872)
-experience assumptions	1,037	7,216
Benefits paid	(14,284)	(11,739)
Present value of obligation at closing of year	99,657	139,223

Movement in plan assets*

	March 31,
	2025	2026
Fair value of plan assets at beginning of the year	5,427	12,477
On account of business combination	6,937	-
Employer contributions	-	-
Benefits paid	(849)	(1,457)
Return on plan assets (excluding amounts included in net interest expense)	890	839
Actuarial (gain)/loss on plan assets	72	52
Fair value of plan assets at end of the year	12,477	11,911

*	plan assets represents investment made by the Company in LIC funds.

Unfunded liability

	March 31,
	2025	2026
Current	21,350	22,557
Non-current	65,830	103,801
Unfunded liability recognized in statement of financial position	87,180	126,358

Components of cost recognized in profit/(loss)

	2024	2025	2026
Current service cost	8,437	12,563	14,245
Past service cost	(1,633)	-	27,099
Net interest cost	3,686	4,653	5,369
	10,490	17,216	46,713

Amount recognized in other comprehensive income

	2024	2025	2026
Remeasurement loss on obligation*	6,006	3,061	(3,690)

*	Refer to Note 31 for the movement during the year.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)

The principal actuarial assumptions used for estimating the Group’s defined benefit obligations are set out below:

March 31,
	2025	2026
Discount rate	6.54%- 6.85%	6.68%- 7.80%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	3.21-16.09	3.47-18.46
Retirement age (years)	60-65 years	65 years
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	2%-27%	2%-39%
From 31 to 44 years	2%-31%	2%-30%
Above 44 years	2%-31%	2%-19%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2025	2026
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(9,616)	(8,190)
b)Impact due to decrease of 0.50%	15,688	16,040

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	14,872	16,000
b) Impact due to decrease of 0.50%	(8,718)	(8,190)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2025	2026
Year 1	27,720	38,223
Year 2	17,335	20,575
Year 3	14,401	17,779
Year 4	12,037	16,376
Year 5	9,501	13,763
Year 6-10	28,428	40,932
Above 10	33,562	60,323
Total expected payments	142,984	207,971

b) Defined contribution plans

During the year, the Group has realized the following amounts in the Statement of Profit and Loss (refer to note 11)

	March 31,
	2025	2026
Employer’s contribution to Employees’ Provident fund	61,281	46,264
Contribution to Pension fund	1,750	18,800
Employer’s contribution to Labor Welfare Fund	630	733
	63,661	65,797

CODE ON SOCIAL SECURITY, 2020

On November 21, 2025, the Government of India notified the four Labour Codes - the Code on Wages, 2019, the Industrial Relations Code, 2020, the Code on Social Security, 2020, and the Occupational Safety, Health and Working Conditions Code, 2020 - consolidating 29 existing labour laws. The Ministry of Labour & Employment published draft Central Rules and FAQs to enable assessment of the financial impact due to changes in regulations. The Group has assessed the incremental impact arising from the aforesaid notification and based on its best estimate in accordance with the guidance provided by ICAI has recognised the incremental change of INR 27,080 and INR 10,840 towards Gratuity and long-term compensated absences respectively. The management is in the process of evaluating possible impact in respect of other classes of employees such as contract workers that is not expected to be material. The Group continues to monitor the finalisation of Central / State Rules and clarifications from the Government on other aspects of the Labour Code and will recognise incremental obligation, if any, based on such rules and clarification.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)